DEBT	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
DEBT	DEBT

	Balance at December 31, 2020	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (*)	Translation differences	Balance at December 31, 2021
	(€ thousand)
Bonds and notes	1,835,022	149,495	(500,000)	2,593	—	1,487,110
Asset-backed financing (Securitizations)	761,164	248,714	(177,270)	49	67,556	900,213
Lease liabilities	62,290	—	(21,605)	14,421	1,104	56,210
Borrowings from banks and other financial institutions	28,553	142,344	(20,959)	88	4,393	154,419
Other debt	37,716	17,265	(25,302)	—	2,380	32,059
Total debt	2,724,745	557,818	(745,136)	17,151	75,433	2,630,011
    ______________________________
(*) Other changes in lease liabilities relates entirely to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.
The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2021				2020
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds and notes	9,239	1,028,686	449,185	1,487,110	500,417	1,034,605	300,000	1,835,022
Asset-backed financing (Securitizations)	343,119	499,280	57,814	900,213	306,169	454,995	—	761,164
Lease liabilities	14,783	29,732	11,695	56,210	16,373	29,932	15,985	62,290
Borrowings from banks and other financial institutions	116,919	37,500	—	154,419	28,553	—	—	28,553
Other debt	32,059	—	—	32,059	37,716	—	—	37,716
Total debt	516,119	1,595,198	518,694	2,630,011	889,228	1,519,532	315,985	2,724,745
Bonds and notes
2021 Bond
On January 18, 2021 the Company fully repaid the 2021 Bond for a total consideration of €501,250 thousand (including accrued interest). The bond was previously issued in November 2017 on the regulated market of the Euronext Dublin (formerly the Irish Stock Exchange) for a principal amount of €700 million at a coupon of 0.25 and due in January 2021. In July 2019 the Company repurchased an aggregate nominal amount of €200,000 thousand following a cash tender offer. The amount outstanding at December 31, 2020 was €501,151 thousand, including accrued interest of €1,199 thousand.
2023 Bond

On March 16, 2016, the Company issued 1.5 percent coupon notes due March 2023, having a principal of €500 million. The bond was issued at a discount for an issue price of 98.977 percent, resulting in net proceeds of €490,729 thousand, after the debt discount and issuance costs, and a yield to maturity of 1.656 percent. The net proceeds were used, together with additional cash held by the Company, to fully repay a €500 million bank loan. The bond is unrated and was admitted to trading on the regulated market of the Euronext Dublin (formerly the Irish Stock Exchange). Following a cash tender offer, on July 16, 2019 the Company executed the repurchase of these notes for an aggregate nominal amount of €115,395 thousand. The amount outstanding at December 31, 2021 was €387,872 thousand and includes accrued interest of €4,567 thousand (€386,814 thousand including accrued interest of €4,567 thousand at December 31, 2020).

2025 Bond

On May 27, 2020 the Company issued 1.5 percent coupon notes due May 2025 (“2025 Bond”), having a principal of
€650 million. The notes were issued at a discount for an issue price of 98.898 percent, resulting in net proceeds of €640,073 thousand, after related expenses, and a yield to maturity of 1.732 percent. The bond was admitted to trading on the regulated market of Euronext Dublin. The amount outstanding of the 2025 Bond at December 31, 2021 was €648,984 thousand, including accrued interest of €5,850 thousand (€647,042 thousand, including accrued interest of €5,850 thousand at December 31, 2020).

2029 and 2031 Notes

On July 31, 2019, the Company issued 1.12 percent senior notes due August 2029 (“2029 Notes”) and 1.27 percent senior notes due August 2031 (“2031 Notes”) through a private placement to certain US institutional investors, each having a principal of €150 million. The net proceeds from the issuances amounted to €298,316 thousand and the yields to maturity on an annual basis equal the nominal coupon rates of the Notes. The Notes are primarily used for general corporate purposes, including the funding of capital expenditures.

The amount outstanding of the 2029 Notes at December 31, 2021 was €150,052 thousand, including accrued interest of €700 thousand (€149,971 thousand, including accrued interest of €700 thousand at December 31, 2020). The amount outstanding of the 2031 Notes at December 31, 2021 was €150,111 thousand, including accrued interest of €794 thousand (€150,044 thousand including accrued interest of €794 thousand at December 31, 2020).

2032 Notes

On July 29, 2021, the Company issued 0.91 percent senior notes due January 2032 (“2032 Notes”) through a private placement to certain US institutional investors having a principal of €150 million. The net proceeds from the issuance amounted to €149,495 thousand and the yield to maturity on an annual basis equals the nominal coupon rates of the Notes. The Notes are used for general corporate purposes. The amount outstanding of the 2032 Notes at December 31, 2021 was €150,091 thousand, including accrued interest of €576 thousand.

The abovementioned bonds and notes impose covenants on Ferrari including: (i) negative pledge clauses which require that, in case any security interest upon assets of Ferrari is granted in connection with other notes or debt securities with the consent of Ferrari are, or are intended to be, listed, such security should be equally and ratably extended to the outstanding notes, subject to certain permitted exceptions; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Ferrari; (iii) events of default for failure to pay principal or interest or comply with other obligations under the notes with specified cure periods or in the event of a payment default or acceleration of indebtedness or in the case of certain bankruptcy events; and (iv) other clauses that are customarily applicable to debt securities of issuers with a similar credit standing. A breach of these covenants may require the early repayment of the notes. At December 31, 2021 and 2020, Ferrari was in compliance with the covenants of the notes.

Asset-backed financing (Securitizations)
As a means of diversifying its sources of funds, the Group sells certain of its receivables originated by its financial services activities in the United States through asset-backed financing or securitization programs (the terms asset-backed financing and securitization programs are used synonymously throughout this document), without transferring the risks typically associated with the related receivables. As a result, the receivables sold through securitization programs are still consolidated until collection from the customer. During 2021, the following revolving securitization programs were in place:
•revolving securitization program for funding of up to $750 million, which was renewed in December 2020 for a tenor of 24 months and increased up to $800 million in December 2021, by pledging retail financial receivables in the United States as collateral. The notes bear interest at a rate per annum equal to the aggregate of a synthetic base rate substantially replicating the LIBOR plus a margin of 75 basis points. At December 31, 2021 total proceeds net of repayments from the sales of financial receivables under the program amounted to $775 million ($629 million at December 31, 2020). The securitization agreement requires the maintenance of an interest rate cap.
•revolving securitization program for funding of up to $285 million, which was renewed in November 2021 for a tenor of 24 months, by pledging leasing financial receivables in the United States as collateral. The notes bear interest at a rate per annum equal to the aggregate of LIBOR plus a margin of 65 basis points. At December 31, 2021 total proceeds net of repayments from the sales of financial receivables under the program amounted to $245 million ($244 million at December 31, 2020). The securitization agreement requires the maintenance of an interest rate cap.
•the revolving securitization program for funding of up to $110 million by pledging credit lines to Ferrari customers secured by personal vehicle collections and personal guarantees in the United States as collateral terminated in April 2021. The notes bore interest at a rate per annum equal to the aggregate of LIBOR plus a margin of 115 basis points.

    The consolidated total amount of the revolving securitization programs has been progressively increased since inception as the underlying receivables portfolios have increased.

    Cash collected from the settlement of receivables under securitization programs is subject to certain restrictions regarding its use and is primarily applied to repay principal and interest of the related funding. Such cash amounted to €47,742 thousand at December 31, 2021 (€36,935 thousand at December 31, 2020).

Lease liabilities
The Group recognizes lease liabilities in relation to right-of-use assets in accordance with IFRS 16 — Leases. At December 31, 2021 lease liabilities amounted to €56,210 thousand (€62,290 thousand at December 31, 2020).
Borrowings from banks and other financial institutions
    Borrowings from banks at December 31, 2021 include (i) an amortized term loan of €63 million borrowed in June by Ferrari S.p.A. for a tenor of 36 months and bearing fixed interest at 0.118 percent and (ii) financial liabilities of FFS Inc to support financial services activities, and in particular €61,919 thousand (€28,553 thousand at December 31, 2020) relating to a U.S. Dollar committed credit facility for up to $100 million, (drawn down for $70 million at December 31, 2021) for a tenor of 24 months and bearing interest at LIBOR plus 75 basis points.
In April 2020, additional committed credit lines of €350 million were secured with tenors ranging from 18 to 24 months, doubling total committed credit lines available to €700 million. In March 2021 the Group cancelled a credit line of €100 million and simultaneously replaced it with a new credit line for €150 million with a tenor of 23 months. In April 2021, the Group replaced an uncommitted credit line of $50 million, which was terminated, with a new committed credit line for $100 million with a tenor of 24 months bearing interest at LIBOR plus 75 basis points. At December 31, 2021 the line had been drawn down for $70 million (€62 million), representing the only committed credit line that has been drawn down by the Group. The new credit line replaces the funding previously provided by one of securitization programs in the US for funding of up to $110 million that expired in April 2021 and was interest-bearing at LIBOR plus 115 basis points, as noted above. In October 2021 an undrawn committed credit line previously negotiated in April 2020 for €100 million expired. At December 31, 2021 the Group had total committed credit lines available and undrawn amounted to €676 million (€700 million at December 31, 2020).

In December 2019, the Company negotiated a €350 million unsecured committed revolving credit facility (the “RCF”), which is intended for general corporate and working capital purposes. The RCF has a 5 year-tenor with two further one-year extension options, exercisable on the first and second anniversary of the signing date on the Company’s request and the approval of each participating bank. In December 2020 and in December 2021 the first and the second one-year extension option were exercised by the Company and approved by all participating banks. At December 31, 2021 the RCF was undrawn.

Other debt
    Other debt mainly relates to funding for operating and financing activities of the Group.